Related Parties	6 Months Ended
Jun. 30, 2022
Related Parties
Related Parties

Note 6 – Related Parties

Genmab’s related parties are Genmab A/S’ (parent company) subsidiaries, Board of Directors, the registered Executive Management, and close members of the family of these persons.

Genmab has not granted any loans, guarantees or other commitments to or on behalf of any of the members of the Board of Directors or members of the registered Executive Management.

Other than the remuneration and other transactions relating to the Board of Directors and the registered Executive Management described in Note 5.1 in the Annual Report, there were no material related party transactions during the first six months of 2022.

Changes to the Executive Management Team and the Board of Directors

During the first six months of 2022, there were two changes to the Executive Management Team. Effective March 1, 2022, Chris Cozic was appointed Executive Vice President and Chief People Officer, and Birgitte Stephensen was appointed Executive Vice President and Chief Legal Officer. They join the existing Executive Management Team of Jan van de Winkel, President and Chief Executive Officer, Judith Klimovsky, Executive Vice President and Chief Development Officer, Anthony Pagano, Executive Vice President and Chief Financial Officer, Anthony Mancini, Executive Vice President and Chief Operating Officer, and Tahamtan Ahmadi, Executive Vice President and Chief Medical Officer. Chris Cozic and Birgitte Stephensen are not regarded as executive managers pursuant to the Danish Companies Act and will therefore not be registered with the Danish Business Authority.

Following Genmab A/S’ Annual General Meeting on March 29, 2022, the Board of Directors is comprised of five independent board members, one non-independent board member, and three employee-elected board members. Deirdre P. Connelly (Chair), Pernille Erenbjerg (Deputy Chair), Rolf Hoffmann, Dr. Paolo Paoletti, and Dr. Anders Gersel Pedersen were re-elected to the Board of Directors for a one-year period. Elizabeth O’Farrell was newly elected for a one-year period. Mijke Zachariasse, Martin Schultz and Takahiro Hamatani were elected to the Board of Directors by the employees for a three-year period. Peter Storm Kristensen and Rima Bawarshi Nassar stepped down from the Board of Directors.